UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 06/30

Date of reporting period: 03/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of March 31, 2006 (Unaudited)

Daily Assets Fund Institutional

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 23.0%
Banco Bilbao Vizcaya Argentaria SA, 4.84%, 1/31/2007	18,000,000	17,994,914
Bank of Tokyo-Mitsubishi-UFJ Ltd., 4.8%, 4/27/2006	75,000,000	75,000,000
Barclays Bank PLC, 4.805%, 4/28/2006	75,000,000	75,000,000
Calyon, 4.75%, 11/14/2006	40,000,000	40,000,000
Canadian Imperial Bank of Commerce:
4.75%, 11/14/2006	25,000,000	25,000,000
4.75%, 12/15/2006	25,000,000	25,000,000
Credit Agricole SA, 4.7%, 9/19/2006	25,000,000	25,000,000
HBOS Treasury Services PLC, 3.62%, 4/12/2006	15,000,000	15,000,000
LaSalle Bank NA:
3.59%, 5/30/2006	25,000,000	25,000,000
4.02%, 7/5/2006	25,000,000	25,000,000
Natexis Banque Populaires:
5.0%, 2/8/2007	10,000,000	10,000,000
5.0%, 2/9/2007	10,000,000	10,000,000
Norddeutsch Landesbank Girozentrale, 4.8%, 5/3/2006	35,000,000	35,000,000
Norinchukin Bank, 4.8%, 5/10/2006	75,000,000	75,000,000
Rabobank Nederland NV, 5.045%, 9/29/2006	20,000,000	20,000,000
Royal Bank of Scotland PLC:
4.4%, 10/4/2006	40,000,000	40,000,000
4.75%, 11/14/2006	25,000,000	25,000,000
Societe Generale:
4.25%, 9/6/2006	20,000,000	19,992,752
4.705%, 9/19/2006	35,000,000	35,000,802
Tango Finance Corp., 4.045%, 7/25/2006	25,000,000	24,999,606
Toronto Dominion Bank:
3.6%, 6/7/2006	15,000,000	15,000,000
3.73%, 6/23/2006	10,000,000	10,000,000
3.95%, 7/31/2006	10,000,000	10,000,000
UBS AG, 4.795%, 5/10/2006	50,000,000	50,000,000
Wells Fargo Bank, NA, 4.79%, 1/17/2007	35,000,000	35,010,555

Total Certificates of Deposit and Bank Notes (Cost $762,998,629)		762,998,629
Commercial Paper** 26.5%
Atlantis One Funding Corp., 4.77%, 4/28/2006	40,000,000	39,856,900
CC (USA), Inc., 4.96%, 10/3/2006	20,000,000	19,490,222
Charta, LLC, 4.84%, 4/3/2006	98,000,000	97,973,649
Davis Square Funding VI Corp., 4.81%, 5/4/2006	30,000,000	29,867,725
Five Finance Inc, 4.775%, 5/2/2006	17,500,000	17,428,043
Florida Power & Light Co.:
4.78%, 5/11/2006	21,000,000	20,888,467
4.8%, 4/26/2006	44,300,000	44,152,333
Giro Funding US Corp., 4.8%, 5/10/2006	25,000,000	24,870,000
HSBC Finance Corp., 4.87%, 4/3/2006	104,200,000	104,171,808
IXIS Commercial Paper Corp., 4.83%, 4/3/2006	42,000,000	41,988,730
K2 (USA) LLC, 4.64%, 7/31/2006	10,000,000	9,844,045
Liberty Street Funding, 4.77%, 4/25/2006	50,000,000	49,841,000
Nieuw Amsterdam Receivables Corp., 4.93%, 9/29/2006	50,000,000	48,760,653

Perry Global Funding LLC, Series A, 4.565%, 4/5/2006	35,000,000	34,982,247
Rabobank USA Financial Corp., 4.84%, 4/3/2006	50,000,000	49,986,556
Scaldis Capital LLC:
4.77%, 4/25/2006	50,000,000	49,841,000
4.78%, 4/28/2006	89,585,000	89,263,838
The Goldman Sachs Group, Inc., 4.87%, 4/3/2006	6,017,000	6,015,372
Tulip Funding Corp., 4.79%, 4/28/2006	100,000,000	99,640,750

Total Commercial Paper (Cost $878,863,338)		878,863,338
Master Notes 4.7%
The Bear Stearns Companies, Inc., 5.0% *, 4/3/2006 (a) (Cost $155,000,000)	155,000,000	155,000,000
US Government Sponsored Agencies 1.4%
Federal Home Loan Mortgage Corp., 4.05%, 8/15/2006	30,000,000	30,000,000
Federal National Mortgage Association, 4.0%, 8/8/2006	15,000,000	15,000,000

Total US Government Sponsored Agencies (Cost $45,000,000)		45,000,000
Promissory Notes 3.5%
The Goldman Sachs Group, Inc.:
3.933%, 6/23/2006	40,000,000	40,000,000
4.64%, 11/10/2006	75,000,000	75,000,000

Total Promissory Notes (Cost $115,000,000)		115,000,000
Short Term Notes* 24.8%
American Express Centurion Bank, 4.65%, 8/8/2006	30,000,000	30,000,000
Australia & New Zealand Banking Group Ltd., 4.78%, 6/23/2006	20,000,000	20,000,000
BNP Paribas, 4.788%, 10/26/2006	20,000,000	20,000,000
CIT Group, Inc., 4.949%, 2/15/2007	35,000,000	35,053,951
Commonwealth Bank of Australia, 4.779%, 8/24/2006	40,000,000	40,000,000
Credit Suisse:
4.788%, 9/26/2006	25,000,000	25,000,000
4.93%, 9/26/2006	50,000,000	50,000,000
Dorada Finance, Inc., 4.58%, 11/1/2006	30,000,000	29,998,241
Greenwich Capital Holdings, 4.62%, 4/4/2006	25,000,000	25,000,000
Merrill Lynch & Co., Inc.:
4.72%, 2/2/2007	25,000,000	25,000,000
4.729%, 9/16/2006	30,000,000	30,000,000
National City Bank of Cleveland, 4.8%, 10/3/2006	100,000,000	100,000,000
Nordea Bank AB, 4.68%, 4/9/2007	20,000,000	20,000,000
Pfizer Investment Capital PLC, 4.709%, 12/15/2006	15,000,000	15,000,000
Skandinaviska Enskilda Banken:
4.681%, 2/9/2007	15,000,000	15,000,000
4.766%, 7/18/2006	50,000,000	50,000,000
SunTrust Bank, Atlanta, 4.62%, 4/28/2006	125,000,000	125,000,000
Toyota Motor Credit Corp.:
4.79%, 11/3/2006	50,000,000	50,000,000
4.79%, 11/7/2006	25,000,000	25,000,000
UniCredito Italiano Bank (Ireland) PLC, 4.701%, 3/9/2007	40,000,000	40,000,000
UniCredito Italiano SpA:
4.481%, 10/4/2006	25,000,000	24,993,792
4.919%, 6/30/2006	25,000,000	24,995,929

Total Short Term Notes (Cost $820,041,913)		820,041,913
Time Deposit 9.1%
Danske Bank A/S, 4.88%, 4/3/2006	150,000,000	150,000,000
Societe Generale, 4.88%, 4/3/2006	50,000,000	50,000,000

UBS AG, 4.9%, 4/3/2006	100,000,000	100,000,000

Total Time Deposit (Cost $300,000,000)		300,000,000
Municipal Bonds and Notes 0.3%
North Texas, Higher Education Authority, Inc., Student Loan Revenue, Series B, 4.85% ***, 12/1/2044 (b) (Cost $10,000,000)	10,000,000	10,000,000
Repurchase Agreements 12.4%
Countrywide Securities Corp., 4.86%, dated 3/31/2006, to be repurchased at $410,622,166 on 4/3/2006 (c) (Cost $410,455,992)	410,455,992	410,455,992
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 3,497,359,872)	105.7	3,497,359,872
Other Assets and Liabilities, Net	(5.7)	(187,723,695)

Net Assets	100.0	3,309,636,177

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2006.

**		Annualized yield at time of purchase; not a coupon rate.
***

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of March 31, 2006.

(a)		Reset date; not maturity date.
(b)		Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	0.2

(c)	Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)
338,555,163	Federal National Mortgage Association	3.5-8.0	9/1/2013-9/1/2039	349,107,088
57,577,309	Federal Home Loan Mortgage Corp.	3.2-6.5	9/1/2015-1/1/2036	62,425,678
8,378,262	Government National Mortgage Association	6.0	3/15/2036	8,519,905
Total Collateral Value				420,052,671

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Daily Assets Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Daily Assets Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 May 19, 2006